EXHIBIT 99.2

John Deere Owner Trust 2014

Statement to Certificateholders

$308,000,000   Class A-1  0.20000%  Asset Backed Notes due May 01, 2015

$292,000,000   Class A-2  0.45%  Asset Backed Notes due September 15, 2016

$313,000,000   Class A-3  0.92%  Asset Backed Notes due April 16, 2018

$94,165,000   Class A-4  1.45%  Asset Backed Notes due July 15, 2020

$25,829,050  Asset Backed Certificates

Payment Date:			15-Dec-14

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$23,418,626.92
		per $1,000 original principal amount:	$76.03

	(b)	Class A-2 Notes:	$3,996,691.53
		per $1,000 original principal amount:	$13.69

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$27,415,318.45

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$3,642.90
		per $1,000 original principal amount:	$0.01

		(ii) Class A-2 Notes:	$109,500.00
		per $1,000 original principal amount:	$0.38

		(iii) Class A-3 Notes:	$239,966.67
		per $1,000 original principal amount:	$0.77

		(iv) Class A-4 Notes:	$113,782.71
		per $1,000 original principal amount:	$1.21

		(v) Total:	$466,892.28

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$731,928,463.43

	(b)	Note Value at end of related Collection Period:	$720,997,358.39

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$288,003,308.47
		(ii) A-2 Note Pool Factor:	0.9863127

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$313,000,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$94,165,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$25,829,049.92
		(ii)	Certificate Pool Factor:	1.0000000

(5)	Amount of Servicing Fee:			$633,364.13
	per $1,000 original principal amount:			$0.60
	(a)	Amount of Servicing Fee earned:		$633,364.13
	(b)	Amount of Servicing Fee paid:		$633,364.13
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,329,940.50
	(ii)	Specified Reserve Account Balance:		$10,329,940.50

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$4,264,830.22
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.58%

(11)	(i)	Aggregate amount of net losses for the collection period:		$8,551.92
	(ii)	Cumulative amount of net losses:		$470,623.86
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.04%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$149,529.25
		(ii)	% of Pool Balance:	0.02%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%